Balance Sheets (Parentheticals) - Class A Ordinary Shares - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Ordinary shares par value (in Dollars per share)	[1]
Ordinary shares authorized	[2]	100,000,000	100,000,000
Ordinary shares issued	[2]	33,048,914	30,000,000
Ordinary shares outstanding	[2]	33,048,914	30,000,000

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.